Notes payable - Seller Note (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Notes payable
Notes payable outstanding	$ 622,820	$ 459,883
Seller Note
Notes payable
Number of notes | item	2
Notes payable outstanding	$ 6,728	$ 6,859
Phyto acquisition seller note
Notes payable
Notes payable outstanding	1,800
Scottsdale Seller note
Notes payable
Notes payable outstanding	$ 4,900
Interest rate	5.00%